Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Global X S&P/TSX Venture 30 Canada ETF (Prospectus Summary): | Global X S&P/TSX Venture 30 Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X S&P/TSX Venture 30 Canada ETF
Supplement Text	ck0001432353_SupplementTextBlock

Important Notice Regarding Change in

ETF Name, Index, Investment Objective and Related Matters

GLOBAL X FUNDS

Global X S&P/TSX Venture 30 Canada ETF

Supplement Dated June 15, 2012 to the

Summary Prospectus, Prospectus and

Statement of Additional Information, each dated March 1, 2012

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The Fund’s prospectus and statement of additional information, both dated March 1, 2012, as both supplemented on June 15, 2012, and as both may be amended and supplemented from time to time, along with the financial statements included in the Fund's most recent annual report to shareholders dated October 31, 2011, are incorporated by reference into (legally made a part of) this Summary Prospectus.

The following language is added to the fund’s Summary Prospectus, Prospectus and Statement of Additional

Information:

The Board of Trustees of the Fund has determined that it is in the best interest of the Fund to modify the Fund’s investment objective and strategies and to change the Fund’s name. The Fund will be renamed the Global X Junior Miners ETF and will pursue the investment objective and strategies outlined below. These changes are scheduled to go into effect on or about September 3, 2012.

The Fund currently seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TSX Venture 30 Index. The S&P/TSX Venture 30 Index is a free-float adjusted, modified capitalization-weighted index designed to provide exposure to the 30 most liquid securities on the TSX Venture Exchange. The TSX Venture exchange is Canada’s junior listings market for emerging companies. Currently the Fund is mostly comprised of small-capitalization companies based in Canada that operate within the mining and energy sectors. Upon implementation of the change, the Fund’s new objective will be to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Junior Miners Index. The Solactive Junior Miners Index is designed to track the market performance of small-capitalization mining companies globally, and therefore the geographic scope of the Fund will expand accordingly. The Fund intends to focus its investments on small-capitalization mining companies including those engaged in mining, producing, smelting, and/or refining materials including but not limited to gold, silver, copper, aluminum, titanium and nickel.

This change is intended to position the Fund to benefit from the growth of commodity consumption around the world by investing in companies that are key elements of the commodity supply chain. This change also allows the Fund to diversify its investments geographically, although the change will increase the Fund’s exposure to emerging markets which may increase the risk of the Fund’s investments. These risks will be described in an updated Summary Prospectus and Statutory Prospectus that will be available at the time the changes described in this supplement become effective.

The Fund also expects to gain certain cost efficiencies associated with the change in investment objective, and upon implementation of the change the total annual expense ratio of the Fund will be reduced from 0.75% to 0.69%.

For more information please go to www.globalxfunds.com or call 1-888-GX-FUND-1 (1.888.493.8631)

PLEASE RETAIN THIS SUPPLMENT FOR FUTURE REFERENCE

Global X S&P/TSX Venture 30 Canada ETF | Global X S&P/TSX Venture 30 Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSXV